Acquisitions and Other Business Activities (Schedule of Solid Concepts transaction) (Details) - Solid Concepts Inc [Member] $ in Thousands	Jul. 14, 2014 USD ($)
Acquisitions and Other Business Activities [Line Items]
Issuance of ordinary shares	$ 97,869
Cash paid upon closing	40,130
Holdback amount	3,839
Deferred payments	43,576
Total fair value of consideration transferred	$ 185,414